Consolidated Statement of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Earnings from continuing operations	$ 844	$ 889	$ 1,308	$ 1,626
Adjustments for:
Depreciation	29	29	57	59
Share of post- tax earnings in equity method investments	(61)	(419)	(53)	(989)
Net losses (gains) on disposals of businesses and investments	3	(348)	4	(347)
Deferred tax	(545)	9	(695)	(118)
Other	70	146	117	277
Changes in working capital and other items	189	240	46	160
Operating cash flows from continuing operations	706	696	1,139	961
Operating cash flows from discontinued operations	(1)	(1)	(2)	1
Net cash provided by operating activities	705	695	1,137	962
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(19)	(33)	(455)	(523)
Proceeds (payments) related to disposals of businesses and investments	0	418	(4)	418
Proceeds from sales of LSEG shares	610	1,583	1,854	3,876
Capital expenditures	(152)	(127)	(297)	(267)
Other investing activities	6	45	6	68
Taxes paid on sales of LSEG shares and disposals of businesses	(121)	(252)	(137)	(270)
Investing cash flows from continuing operations	324	1,634	967	3,302
Investing cash flows from discontinued operations	0	(1)	0	(1)
Net cash provided by investing activities	324	1,633	967	3,301
FINANCING ACTIVITIES
Repayments of debt	0	0	(48)	0
Net (repayments) borrowings under short-term loan facilities	(703)	1,132	(139)	771
Payments of lease principal	(16)	(15)	(31)	(31)
Payments for return of capital on common shares	0	(2,045)	0	(2,045)
Repurchases of common shares	(287)	0	(639)	(718)
Purchase of non-controlling interests	(4)	0	(384)	0
Other financing activities	2	0	1	5
Net cash used in financing activities	(1,245)	(1,160)	(1,715)	(2,475)
Translation adjustments	(3)	0	(5)	1
(Decrease) increase in cash and cash equivalents	(219)	1,168	384	1,789
Cash and cash equivalents at beginning of period	1,901	1,690	1,298	1,069
Cash and cash equivalents at end of period	1,682	2,858	1,682	2,858
Supplemental cash flow information is provided in note 16.
Interest paid, net of debt-related hedges	(59)	(76)	(84)	(102)
Interest received	17	16	30	24
Income taxes paid	(170)	(278)	(283)	(378)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(2)	(2)	(3)	(3)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	(235)	(230)	(472)	(454)
Computer software [member]
Adjustments for:
Amortization expense	154	127	307	245
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 23	$ 23	$ 48	$ 48